Finance cost - net	12 Months Ended
Dec. 31, 2024
Finance cost - net
Finance cost - net

11.Finance cost – net

Breakdown for finance income, finance expenses and net foreign exchange gains or losses:

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
Finance income
- Net foreign exchange gains	—	—	5,354
- Interest income	406	310	121
Total finance income	406	310	5,475
Finance expenses
- Interest expense on lease liabilities	(7,652)	(7,178)	(6,658)
- Interest expense on borrowings	(21,121)	(12,417)	(12,438)
- Net foreign exchange losses	(731)	(609)	—
- Other	(723)	(537)	(935)
Total finance expenses	(30,227)	(20,741)	(20,031)
Total finance cost - net	(29,821)	(20,431)	(14,556)